Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate For Continuing Operations (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the federal statutory income tax rate to the company's effective income tax rate for continuing operations
Federal income tax at statutory rate		35.00%	35.00%	35.00%	35.00%
State income provision			1.40%	1.40%	1.90%
Manufacturing and research incentives			(1.70%)	(1.70%)	(2.90%)
Taxes on foreign income which differ from the U.S. statutory rate			(3.90%)	(2.40%)	(3.20%)
Adjustments for unrecognized tax benefits			0.10%	4.30%	(3.50%)
Adjustments for valuation allowances			(13.80%)	21.50%	(0.30%)
Capital loss generation			0.00%	(41.40%)	0.00%
Business acquisitions & divestitures			4.10%	0.00%	0.00%
Other items			(1.10%)	(2.90%)	0.00%
Effective tax rate	13.70%		20.10%	13.80%	27.00%